BUSINESS COMBINATIONS (Tables)	12 Months Ended
Dec. 31, 2016
Business Combinations [Abstract]
Schedule of Business Acquisitions
The details of the Golar Eskimo and Golar Igloo acquisitions are as follows:

	Golar Eskimo	Golar Igloo
(in thousands of $)	January 20, 2015	March 28, 2014
Purchase consideration (1)	226,010	156,001
Less: Fair value of net assets (liabilities) acquired:
Vessel and equipment	292,872	287,542
Intangible asset	95,520	19,099
Cash	298	682
Fair value of interest rate swap	—	3,636
Other assets and liabilities	150	6,312
Long-term debt	(162,830)	(161,270)
Subtotal	(226,010)	(156,001)
Difference between the purchase price and fair value of net assets acquired	—	—
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(1) The purchase consideration comprised the following:

(in thousands of $)	Golar Eskimo	Golar Igloo
Loan from Golar	220,000	—
Cash consideration paid to Golar	7,170	148,730
Adjustment for the interest rate swap asset assumed	—	3,636
Purchase price adjustments	(1,160)	3,635
	226,010	156,001

Schedule of Pro Forma Financial Information
The table below shows our summarized consolidated pro forma annual financial information for the year ended December 31, 2014, giving effect to our acquisition of the Golar Igloo as if it had taken place on January 1, 2014.

Unaudited
(in thousands of $, except per unit data)	2014
Revenues	400,209
Net income	184,751
The table below shows our summarized consolidated pro forma annual financial information for the year ended December 31, 2015, giving effect to our acquisition of the Golar Eskimo as if it had taken place on January 1, 2015.

Unaudited
(in thousands of $, except per unit data)	2015
Revenues	435,573
Net income	163,022